Long-term debt - Purchase warrants issued to CIBC (Details) - CIBC loan $ in Thousands				12 Months Ended
	Jun. 14, 2023 USD ($) $ / shares shares	Nov. 03, 2022 $ / shares shares	Jul. 30, 2018 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
November 3, 2022
Long-term debt
Number of warrants issued		47,287
Number of common share that each warrant entitles the holder		1
Purchase warrant price per common share | $ / shares		$ 5.29
Term of the warrant		10 years
Exercise of warrants (shares)	34,537
Fair value of warrants | $	$ 568			$ 418
Variables used to determine the fair value of warrants
Share price | $ / shares	$ 19.16			$ 14.48
Volatility	70.00%			70.00%
Expected life of warrants	6 years 4 months 24 days			6 years 10 months 24 days
Risk free interest rate	3.52%			3.30%
July 30, 2018
Long-term debt
Number of warrants issued			32,171
Number of common share that each warrant entitles the holder			1
Purchase warrant price per common share | $ / shares			$ 9.70
Term of the warrant			60 months
Exercise of warrants (shares)	16,266
Fair value of warrants | $	$ 227			$ 145
Variables used to determine the fair value of warrants
Share price | $ / shares	$ 19.60			$ 14.48
Volatility	80.00%			84.00%
Expected life of warrants	1 month 6 days			7 months 6 days
Risk free interest rate	4.52%			4.07%